PROPERTY, PLANT AND EQUIPMENT (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 406,294	$ 451,335
Land not subject to depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,400	$ 11,200
La Parrilla [Member] | Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 11,800